Expense Example - Class ACS - DWS Multi-Asset Moderate Allocation Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 677
3 Years	1,013
5 Years	1,372
10 Years	2,380
Class C
Expense Example:
1 Year	284
3 Years	698
5 Years	1,240
10 Years	2,528
Class S
Expense Example:
1 Year	83
3 Years	389
5 Years	718
10 Years	$ 1,649